Acquisitions (Details 12) - USD ($)	Feb. 28, 2018	Feb. 28, 2017
Cash	$ 58,712	$ 539,243
Common stock value	845,098	$ 526,060
Total Purchase Price	67,500
Purchase price [Member]
Cash	7,500
Common stock value	60,000
Total Purchase Price	$ 67,500